Segment Information, Information about Company's Reportable Segments (Details)		6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 15, 2024 Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment	3		2	3
Segment Information [Abstract]
Time charter revenues				$ 65,069,003	$ 97,515,511	$ 150,216,130
Revenue from services	$ 1,174,376			1,174,376	0	0
Total revenues				66,243,379	97,515,511	150,216,130
Voyage expenses (including charges from related party)				(4,248,856)	(5,052,228)	(3,721,277)
Vessel operating expenses				(26,188,773)	(41,913,628)	(41,259,554)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)				(1,117,476)	0	0
Management fees to related parties				(4,808,602)	(7,167,397)	(6,562,400)
Depreciation and amortization				(15,037,006)	(22,076,831)	(18,535,237)
Provision for doubtful accounts				(4,823)	0	0
Net gain on sale of vessels		$ 800,000		19,298,394	6,383,858	0
Loss on vessels held for sale				(3,629,521)	0	0
Gain from a claim				1,418,096	0	0
Net gain on disposal				158,440	0	0
Net gain from equity method investments measured at fair value				2,687,236	0	0
Operating income				21,426,610	22,007,914	73,093,725
Interest and finance costs				(6,086,355)	(11,259,643)	(7,681,482)
Interest income				6,882,719	3,209,886	1,355,491
Foreign exchange (losses)/gains				(161,142)	(92,745)	109,882
Less: Unallocated general and administrative expenses				(13,343,878)	(5,681,371)	(7,043,937)
Dividend income on equity securities				6,692,418	1,312,222	24,528
Gains / (losses) on equity securities				(14,738,660)	5,136,649	27,450
Net income from continuing operations, before taxes				15,438,922	21,480,950	66,929,594
Net income from discontinued operations, before taxes				0	17,513,269	52,979,946
Net income, before taxes				15,438,922	38,994,219	119,909,540
Related Party [Member]
Segment Information [Abstract]
Revenue from services	$ 381,778			381,778	0	0
Voyage expenses (including charges from related party)				(1,170,615)	(1,274,384)	(1,944,288)
Interest and finance costs				(781,828)	0	0
Less: Unallocated general and administrative expenses				(7,719,165)	(3,099,000)	(2,100,000)
Operating Segment [Member]
Segment Information [Abstract]
Operating income				34,770,488	27,689,285	80,137,662
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Time charter revenues				49,704,809	82,996,018	148,930,997
Revenue from services				0	0	0
Total revenues				49,704,809	82,996,018	148,930,997
Voyage expenses (including charges from related party)				(3,142,501)	(4,425,879)	(3,649,944)
Vessel operating expenses				(21,531,189)	(36,876,772)	(40,697,898)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)				0	0	0
Management fees to related parties				(3,956,453)	(6,469,699)	(6,481,000)
Depreciation and amortization				(9,593,639)	(16,689,989)	(18,039,966)
Provision for doubtful accounts				(4,823)	0	0
Net gain on sale of vessels				19,298,394	6,383,858	0
Loss on vessels held for sale				0	0	0
Gain from a claim				1,418,096	0	0
Net gain on disposal				0	0	0
Net gain from equity method investments measured at fair value				0	0	0
Operating income				32,192,694	24,917,537	80,062,189
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Time charter revenues				15,364,194	14,519,493	1,285,133
Revenue from services				0	0	0
Total revenues				15,364,194	14,519,493	1,285,133
Voyage expenses (including charges from related party)				(1,106,355)	(626,349)	(71,333)
Vessel operating expenses				(4,657,584)	(5,036,856)	(561,656)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)				0	0	0
Management fees to related parties				(852,149)	(697,698)	(81,400)
Depreciation and amortization				(5,330,681)	(5,386,842)	(495,271)
Provision for doubtful accounts				0	0	0
Net gain on sale of vessels				0	0	0
Loss on vessels held for sale				(3,629,521)	0	0
Gain from a claim				0	0	0
Net gain on disposal				0	0	0
Net gain from equity method investments measured at fair value				0	0	0
Operating income				(212,096)	2,771,748	75,473
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Time charter revenues				0
Revenue from services				1,174,376
Total revenues				1,174,376
Voyage expenses (including charges from related party)				0
Vessel operating expenses				0
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)				(1,117,476)
Management fees to related parties				0
Depreciation and amortization				(112,686)
Provision for doubtful accounts				0
Net gain on sale of vessels				0
Loss on vessels held for sale				0
Gain from a claim				0
Net gain on disposal				158,440
Net gain from equity method investments measured at fair value				2,687,236
Operating income				2,789,890
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs				(4,636,880)	(10,883,521)	(7,642,577)
Interest income				4,098,120	2,631,798	1,282,756
Foreign exchange (losses)/gains				9,131	(84,127)	105,314
Gains / (losses) on equity securities				(14,738,660)	5,136,649	27,450
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend income on equity securities				6,692,418	1,312,222	24,528
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend income on equity securities				1,423,332	1,166,667	0
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs				(1,449,475)	(376,122)	(38,905)
Interest income				2,784,599	578,088	72,735
Foreign exchange (losses)/gains				(170,273)	(8,618)	4,568
Less: Unallocated general and administrative expenses				$ (13,343,878)	$ (5,681,371)	$ (7,043,937)